LEASES - Schedule of Components of Leases (Detail) $ in Thousands	Sep. 30, 2019 USD ($)
Assets:
Operating	$ 11,321
Finance	6,211
Total ROU assets	17,532
Current Liabilities:
Operating	2,080
Finance	1,236
Long-term
Operating	12,246
Finance	4,656
Total lease liabilities	$ 20,218